                                AIM SECTOR FUNDS

            INVESCO ENERGY FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO FINANCIAL SERVICES FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO GOLD & PRECIOUS METALS FUND - INVESTOR CLASS, CLASS A, B AND C
       INVESCO HEALTH SCIENCES FUND - INVESTOR CLASS, CLASS A, B, C AND K
           INVESCO LEISURE FUND - INVESTOR CLASS, CLASS A, B, C AND K
          INVESCO TECHNOLOGY FUND - INVESTOR CLASS, CLASS A, B, C AND K
            INVESCO UTILITIES FUND - INVESTOR CLASS, CLASS A, B AND C

                          Supplement dated July 1, 2004
                    to the Prospectus dated November 20, 2003 as supplemented November 20, 2003, December 4, 2003, December 16, 2003,
      January 16, 2004, January 30, 2004, February 5, 2004, March 12, 2004,
                  March 31, 2004, May 17, 2004 and May 18, 2004

This supplement supersedes and replaces in its entirety the supplement dated March 31, 2004.

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

      "FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the Funds. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

      SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                      INVESTOR     CLASS A     CLASS B     CLASS C     CLASS K
                                                       CLASS
      Maximum Front-End Sales Charge on purchases       None        5.50%        None        None        None
          as a percentage of offering price
      Maximum Contingent Deferred Sales Charge
          (CDSC) as a percentage of the lower of
          the total original cost or current            None        None(1)      5.00%(2)    1.00%(2)    None
          market value of the shares
      Maximum Sales Charge on reinvested                None        None         None        None        None
          dividends/distributions


      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)

      ENERGY FUND                                     INVESTOR     CLASS A     CLASS B     CLASS C     CLASS K
                                                       CLASS
      Management Fees                                   0.75%       0.75%       0.75%       0.75%       0.75%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.35%       1.00%       1.00%       0.45%
      Other Expenses                                    0.71%       0.71%       0.71%       0.71%       0.71%
                                                        ----        ----        ----        ----        ----

       Total Annual Fund Operating Expenses(6,7)        1.71%       1.81%       2.46%       2.46%       1.91%
                                                        ====        ====        ====        ====        ====



      Financial Services Fund                         INVESTOR     CLASS A     CLASS B     CLASS C     CLASS K
                                                       CLASS
      Management Fees                                   0.64%       0.64%       0.64%       0.64%       0.64%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.35%       1.00%       1.00%       0.45%
      Other Expenses                                    0.48%       0.48%       0.48%       0.48%       0.48%
                                                        ----        ----        ----        ----        ----
      Total Annual Fund Operating Expenses(6,7)         1.37%       1.47%       2.12%       2.12%       1.57%
                                                        ====        ====        ====        ====        ====


      Gold & Precious Metals Fund                     INVESTOR     CLASS A     CLASS B     CLASS C
                                                       CLASS
      Management Fees                                   0.75%       0.75%       0.75%       0.75%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.35%       1.00%       1.00%
      Other Expenses                                    0.88%       0.88%       0.88%       0.88%
                                                        ----        ----        ----        ----
      Total Annual Fund Operating Expenses(6,7)         1.88%       1.98%       2.63%       2.63%
                                                        ====        ====        ====        ====


      Health Sciences Fund                            INVESTOR     CLASS A     CLASS B     CLASS C     CLASS K
                                                       CLASS
      Management Fees                                   0.64%       0.64%       0.64%       0.64%       0.64%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.35%       1.00%       1.00%       0.45%
      Other Expenses                                    0.56%       0.56%       0.56%       1.56%       0.56%
                                                        ----        ----        ----        ----        ----
      Total Annual Fund Operating Expenses(6,7)         1.45%       1.55%       2.20%       2.20%       1.65%
                                                        ====        ====        ====        ====        ====


      Leisure Fund                                    INVESTOR     CLASS A     CLASS B     CLASS C     CLASS K
                                                       CLASS
      Management Fees                                   0.69%       0.69%       0.69%       0.69%       0.69%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.35%       1.00%       1.00%       0.45%
      Other Expenses                                    0.60%       0.60%       0.60%       0.60%       0.60%
                                                        ----        ----        ----        ----        ----
      Total Annual Fund Operating Expenses(6,7)         1.54%       1.64%       2.29%       2.29%       1.74%
                                                        ====        ====        ====        ====        ====


      Technology Fund                                 INVESTOR     CLASS A     CLASS B     CLASS C     CLASS K
                                                       CLASS
      Management Fees                                   0.56%       0.56%       0.56%       0.56%       0.56%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.35%       1.00%       1.00%       0.45%
      Other Expenses                                    1.13%       1.13%       1.13%       1.13%       1.13%
                                                        ----        ----        ----        ----        ----
      Total Annual Fund Operating Expenses(6,7,8)       1.94%       2.04%       2.69%       2.69%       2.14%
                                                        ====        ====        ====        ====        ====
      Fee Waivers/Reimbursements                        0.04%       0.04%       0.04%       0.04%       0.04%
      Net Expenses                                      1.90%       2.00%       2.65%       2.65%       2.10%
                                                        ====        ====        ====        ====        ====


      Utilities Fund                                  INVESTOR     CLASS A     CLASS B     CLASS C
                                                       CLASS
      Management Fees                                   0.75%       0.75%       0.75%       0.75%
      Distribution and Service (12b-1) Fees(5)          0.25%       0.25%       1.00%       1.00%
      Other Expenses                                    0.64%       0.64%       0.64%       0.64%
                                                        ----        ----        ----        ----
      Total Annual Fund Operating Expenses(6,7)         1.64%       1.64%       2.39%       2.39%
                                                        ====        ====        ====        ====


     1 If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

     2 A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

     3 There is no guarantee that actual expenses will be the same as those shown in the table.

     4 The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses for Gold & Precious Metals Fund, Health Sciences Fund and Leisure Fund have been restated to reflect this change. Expenses for Energy Fund, Financial Services Fund, Technology Fund and Utilities Fund have been restated to reflect this change, as well as a merger that occurred on November 24, 2003.

     5 Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

     6 The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.00%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees;

         (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005.

     7 The Fund's Advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) INVESCO Energy Fund's Class A, Class B, Class C and Class K shares to 1.65%, 2.30%, 2.30% and 1.75%, respectively; (ii) INVESCO Financial Services Fund's Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 1.50%, respectively; (iii) INVESCO Gold & Precious Metals Fund's Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively; (iv) INVESCO Health Sciences Fund's Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 2.20%, respectively; (v) INVESCO Leisure Fund's Class A, Class B, Class C and Class K shares to 1.50%, 2.15%, 2.75% and 2.20%, respectively;
         (vi) INVESCO Technology Fund's Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15%, respectively; and (vii) INVESCO Utilities Fund's Investor Class, Class A, Class B and Class C shares to 1.30%, 1.40%, 2.05% and 2.05%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

     8 The Fund's Advisor has agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.77% and 1.95% on Investor Class and Class K shares, respectively. This expense limitation agreement is in effect through November 23, 2005.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

    Energy Fund                            1 Year     3 YEARS    5 YEARS    10 YEARS
          Investor Class                   $  174     $  539     $  928     $2,019
          Class A(1)                       $  724     $1,088     $1,476     $2,560
          Class B - With Redemption(1)     $  749     $1,067     $1,511     $2,636(2)
          Class B - Without Redemption     $  249     $  767     $1,311     $2,636(2)
          Class C - With Redemption(1)     $  349     $  767     $1,311     $2,796
          Class C - Without Redemption     $  249     $  767     $1,311     $2,796
          Class K                          $  194     $  600     $1,032     $2,233

    Financial Services Fund

          Investor Class                   $  139     $  434     $  750     $1,646
          Class A(1)                       $  691     $  989     $1,309     $2,211
          Class B - With Redemption(1)     $  715     $  964     $1,339     $2,286(2)
          Class B - Without Redemption     $  215     $  664     $1,139     $2,286(2)
          Class C - With Redemption(1)     $  315     $  664     $1,139     $2,452
          Class C - Without Redemption     $  215     $  664     $1,139     $2,452
          Class K                          $  160     $  496     $  855     $1,867


The following replaces in its entirety the information appearing under the heading "HOW TO BUY SHARES - DISTRIBUTION EXPENSES" on page 27 of the prospectus:

         "DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to ADI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

         Under the 12b-1 Plans for Class A, Class B, Class C, Class K and, with respect to each Fund other than INVESCO Technology Fund, Investor Class shares, payments are limited to an amount computed at each class' applicable 12b-1 fee. If expenses incurred pursuant to these 12b-1 Plans exceed these computed amounts, under these 12b-1 Plans ADI pays the difference. Conversely, if expenses incurred pursuant to these 12b-1 Plans are less than these computed amounts, under these 12b-1 Plans ADI retains the difference.

         Under the 12b-1 Plan for Investor Class shares of INVESCO Technology Fund, payments are limited to the amount necessary to reimburse ADI for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. If the actual allocated share of expenses incurred pursuant to this 12b-1 Plan for the period exceed the 0.25% annual cap, under this 12b-1 Plan ADI pays the difference. If the actual allocated share of expenses incurred pursuant to this 12b-1 Plan for the period are less than the 0.25% annual cap, under this 12b-1 Plan ADI is entitled to be reimbursed only for its actual allocated share of expenses."

                                AIM SECTOR FUNDS

                               INVESCO ENERGY FUND
                         INVESCO FINANCIAL SERVICES FUND
                       INVESCO GOLD & PRECIOUS METALS FUND
                          INVESCO HEALTH SCIENCES FUND
                              INVESCO LEISURE FUND
                             INVESCO TECHNOLOGY FUND
                             INVESCO UTILITIES FUND

    Supplement dated July 1, 2004 to the Statement of Additional Information dated November 20, 2003, as revised November 26, 2003 and as supplemented
       December 16, 2003, January 16, 2004, March 3, 2004, March 12, 2004,
                 March 19, 2004, April 6, 2004 and May 18, 2004

The following replaces in its entirety the information appearing in the second paragraph under the heading "DISTRIBUTOR - INVESTOR CLASS" on page 84 of the Statement of Additional Information:

       "INVESTOR CLASS. The Trust has adopted a reimbursement-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of INVESCO Technology Fund (the "Reimbursement Investor Class Plan"). Under the Reimbursement Investor Class Plan, Investor Class shares of this Fund pay ADI an amount necessary to reimburse ADI for its actual allocated share of expenses incurred pursuant to the Reimbursement Investor Class Plan for the period, up to a maximum annual rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of INVESCO Technology Fund's Investor Class shares to investors. Payments by INVESCO Technology Fund under the Reimbursement Investor Class Plan, for any month, may be made to reimburse ADI for permissible activities engaged in and services provided.

       The Trust has adopted a compensation-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of each Fund other than INVESCO Technology Fund (the "Compensation Investor Class Plan"). Under the Compensation Investor Class Plan, Investor Class shares of the Funds will make monthly payments to ADI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit ADI, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Funds' Investor Class shares to investors. Payments by a Fund under the Compensation Investor Class Plan, for any month, may be made to compensate ADI for permissible activities engaged in and services provided."


                                        1